[DECHERT LLP LETTERHEAD]

August 13, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ING Prime Rate Trust (25,000,000 Common Shares)
File No. 811-05410

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is a Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”) on Form N-2 and Amendment No. 79 to the Registration Statement of ING Prime Rate Trust under the Investment Company Act of 1940.

Registration fees required under the 1933 Act have been transmitted prior to filing. Please contact Paul A. Caldarelli at 480.477.2649 or the undersigned at 202.261.3459 if you have any questions.

Sincerely,

/s/ Reza Pishva

Attachments

cc:	Paul A. Caldarelli, Esq.
ING U.S. Legal Services

Jeffrey S. Puretz, Esq.
Dechert LLP